EARNINGS (LOSS) PER SHARE - Earnings per share computation (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Weighted average number of common shares outstanding (in shares)	97,975,703	97,761,731
Dilutive effect of RSUs (in shares)	0	140,747
Dilutive effect of performance-based RSUs (in shares)	0	328,044
Dilutive effect of stock option conversion (in shares)	0	344,794
Diluted weighted average number of common shares outstanding (in shares)	97,975,703	98,575,316